Disposal group held for sale and disposal of subsidiaries (Tables)	12 Months Ended
Mar. 31, 2026
ReNew Surya Aayan Private Limited
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Details of assets and liabilities at the date of disposal

Assets and liabilities of the entity sold at the date of disposal

Particulars		Amount
Assets
Property, plant and equipment		13,674
Bank balances other than cash and cash equivalents		392
Right of use assets		251
Cash and cash equivalents		392
Trade receivables		132
Other assets		1,031
Total assets	(a)	15,872

Liabilities
Interest-bearing loans and borrowings
- Principal portion		14,120
Lease liabilities		253
Provisions		40
Trade payables		159
Other liabilities		1,144
Total liabilities	(b)	15,716

Net assets sold	(c) = (a) - (b)	156
Sales consideration	(d)	310
Gain on sale	(d) - (c)	154

Consideration satisfied by:
Cash and cash equivalents		310

Schedule of results of disposal of subsidiary included in consolidated statement of profit or loss

The results of the subsidiary sold included in the consolidated statement of profit or loss were as follows:

	For the year ended March 31,
	2025	2026
Income	1,623	460
Expenses	1,947	521
Loss before tax	(324)	(61)
Income tax expense	(42)	(1)
Loss after tax	(282)	(60)

Schedule of impact on consolidated statement of cash flows on disposal of subsidiary

Impact on consolidated statement of cash flows

During the year ended March 31, 2026, the aforesaid subsidiary contributed INR 63 (March 31, 2025: used INR 1,042) to the Group's net operating cash flows, used INR 158 (March 31, 2025: used cashflows of INR 7,390) towards investing activities and generated cashflows of INR 158 (March 31, 2025: INR 8,037) towards financing activities.

Net cash outflow arising on disposal
Consideration received in cash and cash equivalents	310
Less: cash and cash equivalents disposed	(392)
(82)

Koppal- Narendra Transmission Limited
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Details of assets and liabilities at the date of disposal

Assets and liabilities of the entity sold at the date of disposal

Particulars		Amount
Assets
Property, plant and equipment		7,439
Capital work in progress		504
Bank balances other than cash and cash equivalents		122
Cash and cash equivalents		2,103
Trade receivables		197
Other assets		268
Total assets	(a)	10,633

Liabilities
Interest-bearing loans and borrowings
- Principal portion		8,376
Trade payables		112
Other liabilities		405
Total liabilities	(b)	8,893

Non Controlling Interest	(c)	259

Net assets sold	(d) = (a) - (b)-(c)	1,481
Sales consideration	(e)	1,007
Loss on sale	(e) - (d)	(474)

Consideration satisfied by:
Cash and cash equivalents		1,007

Schedule of results of disposal of subsidiary included in consolidated statement of profit or loss

The results of the subsidiary sold included in the consolidated statement of profit or loss were as follows:

	For the year ended March 31,
	2025	2026
Income	790	187
Expenses	998	284
Loss before tax	(208)	(97)
Income tax expense	6	(19)
Loss after tax	(214)	(78)

Schedule of impact on consolidated statement of cash flows on disposal of subsidiary

During the year ended March 31, 2026, the aforesaid subsidiary used cashflows INR 414 (March 31, 2025: generated cashflows INR 1,088) to the Group's net operating cash flows, generated INR 247 (March 31, 2025: used cashflows of INR 1,124) towards investing activities and generated cashflows of INR 1,918 (March 31, 2025: INR 380) towards financing activities.

Net cash outflow arising on disposal
Consideration received in cash and cash equivalents	1,007
Less: cash and cash equivalents disposed	(2,103)
(1,096)

Regent Climate Connect Knowledge Solutions Private Limited
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Details of assets and liabilities at the date of disposal

Assets and liabilities of the entity sold at the date of disposal

Particulars		Amount
Assets
Intangible assets		16
Bank balances other than cash and cash equivalents		13
Cash and cash equivalents		10
Trade receivables		13
Other assets		52
Total assets	(a)	104

Liabilities
Provisions		2
Trade payables		7
Other liabilities		11
Total liabilities	(b)	20

Net assets sold	(c) = (a) - (b)	84
Sales consideration	(d)	86
Gain on sale	(d) - (e)	2

Consideration satisfied by:
Cash and cash equivalents		75
Deferred consideration		11

Schedule of results of disposal of subsidiary included in consolidated statement of profit or loss

The results of the subsidiary sold included in the consolidated statement of profit or loss were as follows:

	For the year ended March 31,
	2025	2026
Income	68	2
Expenses	164	4
Loss before tax	(96)	(2)
Income tax expense	7	—
Loss after tax	(103)	(2)

Schedule of impact on consolidated statement of cash flows on disposal of subsidiary

During the year ended March 31, 2026, the aforesaid subsidiary contributed INR 16 (March 31, 2025: INR 10) to the Group's net operating cash flows, used INR 30 (March 31, 2025: generated cashflows of INR 9) towards investing activities and used cashflows of INR 0 (March 31, 2025: INR 1) towards financing activities.

Net cash inflow arising on disposal
Consideration received in cash and cash equivalents	75
Less: cash and cash equivalents disposed	(10)
65

ReNew Sun Bright Private Limited
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Details of assets and liabilities at the date of disposal

Assets and liabilities of the entity sold at the date of disposal

Particulars		Amount
Assets
Property, plant and equipment		11,075
Right of use assets		251
Investments		873
Cash and cash equivalents		290
Bank balances other than cash and cash equivalents		1,057
Trade receivables		126
Other assets		792
Total assets	(a)	14,464

Liabilities
Interest-bearing loans and borrowings
- Principal portion		10,407
Lease liabilities		264
Provisions		44
Other liabilities		1,026
Total liabilities	(b)	11,741

Net assets sold	(c) = (a) - (b)	2,723
Sales consideration	(d)	7,345
Gain on sale	(d) - (c)	4,622

Consideration satisfied by:
Cash and cash equivalents		7,345

Schedule of results of disposal of subsidiary included in consolidated statement of profit or loss

The results of the subsidiary sold included in the consolidated statement of profit or loss were as follows:

	For the year ended March 31,
	2025	2026
Income	2,236	1,485
Expenses	1,466	1,050
Profit before tax	770	435
Income tax expense	205	113
Profit after tax	565	322

Schedule of impact on consolidated statement of cash flows on disposal of subsidiary

During the year ended March 31, 2026, the aforesaid subsidiary generated cashflows INR 1,202 (March 31, 2025: cashflows INR 1,695) to the Group's net operating cash flows, used INR 1,057 (March 31, 2025: generated cashflows of INR 1,252) towards investing activities and used cashflows of INR 150 (March 31, 2025: used cashflows INR 2,646) towards financing activities.

Net cash inflow arising on disposal
Consideration received in cash and cash equivalents	7,345
Less: cash and cash equivalents disposed	(290)
7,055

Gadag Transmission Limited
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Details of assets and liabilities at the date of disposal

Assets and liabilities of the entity sold at the date of disposal

Particulars		Amount
Assets
Property, plant and equipment		4,137
Capital work in progress		691
Cash and cash equivalents		835
Bank balances other than cash and cash equivalents		7
Trade receivables		79
Other assets		132
Total assets	(a)	5,881

Liabilities
Interest-bearing loans and borrowings
- Principal portion		4,011
Trade payables		320
Other liabilities		439
Total liabilities	(b)	4,770

Non Controlling Interest	(c)	141

Net assets sold	(d) = (a) - (b)-(c)	970
Sales consideration	(e)	201
Loss on sale	(e) - (d)	(769)

Consideration satisfied by:
Cash and cash equivalents		201

Schedule of results of disposal of subsidiary included in consolidated statement of profit or loss

The results of the subsidiary sold included in the consolidated statement of profit or loss were as follows:

	For the year ended March 31,
	2025	2026
Income	264	354
Expenses	294	726
Loss before tax	(30)	(372)
Income tax expense	(26)	(24)
Loss after tax	(4)	(348)

Schedule of impact on consolidated statement of cash flows on disposal of subsidiary

During the year ended March 31, 2026, the aforesaid subsidiary generated cashflows INR 161 (March 31, 2025: generated cashflows INR 186) to the Group's net operating cash flows, used INR 331 (March 31, 2025: used cashflows of INR 679) towards investing activities and generated cashflows of INR 662 (March 31, 2025: INR 828) towards financing activities.

Net cash outflow arising on disposal
Consideration received in cash and cash equivalents	201
Less: cash and cash equivalents disposed	(835)
(634)

ReNew Sun Waves Private Limited
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Details of assets and liabilities at the date of disposal

Assets and liabilities of the entity sold at the date of disposal

Particulars		Amount
Assets
Property, plant and equipment		11,877
Bank balances other than cash and cash equivalents		307
Right of use assets		200
Cash and cash equivalents		409
Trade receivables		179
Other assets		433
Total assets	(a)	13,405

Liabilities
Interest-bearing loans and borrowings
- Principal portion		10,703
Lease liabilities		207
Provisions		61
Trade payables		21
Other liabilities		288
Total liabilities	(b)	11,280

Net assets sold	(c) = (a) - (b)	2,125
Sales consideration	(d)	5,196
Gain on sale	(d) - (c)	3,071

Consideration satisfied by:
Cash and cash equivalents		5,196

Schedule of results of disposal of subsidiary included in consolidated statement of profit or loss

The results of the subsidiary sold included in the consolidated statement of profit or loss were as follows:

	For the year ended March 31,
	2024	2025
Income	1,717	1,899
Expenses	1,461	1,567
Profit before tax	256	332
Income tax expense	66	99
Profit after tax	190	233

Schedule of impact on consolidated statement of cash flows on disposal of subsidiary

During the year ended March 31, 2025, the aforesaid subsidiary contributed INR 1,570 (March 31, 2024: INR 1,722) to the Group's net operating cash flows, generated INR 791 (March 31, 2024: used cashflows of INR 920) towards investing activities and used cashflows of INR 1,962 (March 31, 2024: INR 929) towards financing activities.

Net cash inflow arising on disposal
Consideration received in cash and cash equivalents	5,196
Less: cash and cash equivalents disposed	(409)
4,787

Climate Connect Digital Limited
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Details of assets and liabilities at the date of disposal

Assets and liabilities of entities sold at the date of disposal

Particulars		Amount
Assets
Cash and cash equivalents		14
Trade receivables		11
Other assets		12
Total assets	(a)	37

Liabilities
Trade payables		50
Total liabilities	(b)	50

Net assets sold	(c) = (a) - (b)	(13)
Sales consideration	(d)	4
Gain on sale	(d) - (c)	17

Consideration satisfied by:
Cash and cash equivalents		4

Schedule of results of disposal of subsidiary included in consolidated statement of profit or loss

The results of subsidiaries sold included in the consolidated statement of profit or loss were as follows:

	For the year ended March 31,
	2024	2025
Income	16	0
Expenses	51	15
Loss before tax	(35)	(15)
Income tax expense	—	—
Loss after tax	(35)	(15)

Schedule of impact on consolidated statement of cash flows on disposal of subsidiary

During the year ended March 31, 2025 and 2024, the aforesaid subsidiary contributed immaterial numbers to the cashflows for the Group.

Net cash outflow arising on disposal
Consideration received in cash and cash equivalents	4
Less: cash and cash equivalents disposed	(14)
(10)